Financial instruments and financial risk factors - Schedule of maturity of financial liabilities (Details) - USD ($)	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021
Cobalt
Disclosure of detailed information about financial instruments [line items]
Market Price Per Tonne of Metals	$ 55,116	$ 87,634	$ 75,618	$ 60,407
Nickel
Disclosure of detailed information about financial instruments [line items]
Market Price Per Tonne of Metals	$ 22,045	$ 32,419	$ 22,745	$ 19,300